Discontinued Operations - Summary of Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net income from discontinued operations for the year		$ 27,471	$ 1,932	$ 1,914
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Carrying amount of net assets sold	$ 22,015
Net income from discontinued operations for the year	27,471		$ 1,932	$ 1,914
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received and receivable:	51,927
Carrying amount of net assets sold	(22,015)
Transaction costs	(5,015)
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	1,449
Net income from discontinued operations for the year	$ 26,346